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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


       Report for the Calendar Year or Quarter Ended:   June 30, 2003


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

  Roy G. Niederhoffer              New York, New York         August 11, 2003
-------------------------       ------------------------    -------------------
      Signature                      [City, State]                 [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name:

   28-
       ------------------       ----------------------------------------------
   [Repeat as necessary.]






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   50

Form 13F Information Table Value Total:   216752
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number        Name

NONE         28-
----            -----------------        --------------------------------------

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE


===============================================================================================================================
Column 1:                  Column 2:    Column 3:  Column 4:         Column 5:       Column 6:   Column 7        Column 8
NAME OF ISSUER             TITLE OF                  VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
                           CLASS        CUSIP      (x$1000)   PRN. AMT    PRN  CALL  DISCRETION  MANAGER:  SOLE     SHARED NONE
===============================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories        COM          2824100      3668      83800      SH         SOLE                  SOLE
American Express           COM          25816109     213       5100       SH         SOLE                  SOLE
American Intl Group        COM          26874107     1236      22400      SH         SOLE                  SOLE
Anheuser-Busch             COM          35229103     3165      62000      SH         SOLE                  SOLE
Autozone Inc               COM          533321024    714       9400       SH         SOLE                  SOLE
Bank of America            COM          60505104     1067      13500      SH         SOLE                  SOLE
Bank One Corp              COM          06423A103    2186      58800      SH         SOLE                  SOLE
Biogen Inc                 COM          90597105     6802      179200     SH         SOLE                  SOLE
Broadcom                   CL A         111320107    7084      284400     SH         SOLE                  SOLE
Cisco Systems              COM          17275R102    6462      385100     SH         SOLE                  SOLE
Citigroup                  COM          172967101    8059      188300     SH         SOLE                  SOLE
Clear Channel Comm         COM          184502102    2569      60600      SH         SOLE                  SOLE
Comcast (non-vtg)          CL A SPL     20030N200    3198      110300     SH         SOLE                  SOLE
Dell Computer              COM          247025109    662       20800      SH         SOLE                  SOLE
Echostar                   CL A         278762109    436       12600      SH         SOLE                  SOLE
Federal Natl Mtge          COM          313586109    5833      86500      SH         SOLE                  SOLE
First Data                 COM          319963104    261       6300       SH         SOLE                  SOLE
Fleetboston Financial      COM          339030108    1390      46700      SH         SOLE                  SOLE
Forest Labs                COM          345838106    274       5000       SH         SOLE                  SOLE
General Electric           COM          369604103    6299      219700     SH         SOLE                  SOLE
General Motors             COM          370442105    13769     381000     SH         SOLE                  SOLE
Gilette                    COM          375766102    2258      79500      SH         SOLE                  SOLE
Goldman Sachs Group        COM          38141G104    16918     202000     SH         SOLE                  SOLE
Idec Pharmaceuticals       COM          449370105    7712      227100     SH         SOLE                  SOLE
Intel                      COM          458140100    262       12600      SH         SOLE                  SOLE
Intuit Inc                 COM          461202103    12234     274300     SH         SOLE                  SOLE
Johnson & Johnson          COM          478160104    4880      94400      SH         SOLE                  SOLE
Lehman Br Holdings         COM          524908100    8303      124900     SH         SOLE                  SOLE
Lexmark Intl               CL A         529771107    7516      106200     SH         SOLE                  SOLE
Medimmune Inc              COM          584699102    273       7500       SH         SOLE                  SOLE
Medtronic                  COM          585055106    950       19800      SH         SOLE                  SOLE
Merck & Co                 COM          589331107    7363      121600     SH         SOLE                  SOLE
Mercury Interactive        COM          589405109    1267      32700      SH         SOLE                  SOLE
Merrill Lynch              COM          590188108    266       5700       SH         SOLE                  SOLE
Microsoft Corp             COM          594918104    6413      250100     SH         SOLE                  SOLE
Morgan Stanley             COM          617446448    2354      55000      SH         SOLE                  SOLE
Nasdaq-100 Trust (QQQ)     UNIT SER. 1  631100104    7003      234300     SH         SOLE                  SOLE
Newmont Mining             COM          651639106    675       20800      SH         SOLE                  SOLE
Nvidia                     COM          67066G104    2674      116700     SH         SOLE                  SOLE
Procter & Gamble           COM          742718109    999       11200      SH         SOLE                  SOLE
S&P Dep Receipts           UNIT SER. 1  78462F103    36765     376300     SH         SOLE                  SOLE
SLM Corp                   COM          78442P106    596       15100      SH         SOLE                  SOLE
Symantec                   COM          871503108    470       10700      SH         SOLE                  SOLE
Texas Instruments          COM          882508104    407       23100      SH         SOLE                  SOLE
United Parcel              CL B         911312106    1115      17500      SH         SOLE                  SOLE
Wachovia                   COM          929903102    1035      25900      SH         SOLE                  SOLE
Washington Mutual          COM          939322103    6943      168100     SH         SOLE                  SOLE
Wellpoint Health           COM          94973H108    796       9400       SH         SOLE                  SOLE
Xilinx Inc                 COM          983919101    541       21400      SH         SOLE                  SOLE
Yahoo Inc                  COM          984332106    2417      73900      SH         SOLE                  SOLE

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[Repeat as necessary.]